Investments - Disclosure of Noncurrent Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, Financial Assets [Abstract]
Non-current financial assets at beginning of period	$ 24.0	$ 16.2
Additions	3.0	5.1
Revaluation of investments held at FVTOCI	(0.9)	3.4
Change in value of investments held at FVTPL	2.4	0.0
Disposals	0.0	(0.7)
Non-current financial assets at end of period	28.5	24.0
Listed investments	10.5	12.6
Unlisted investments	18.0	11.4
Total non-current financial assets	$ 28.5	$ 24.0